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                                            File Nos. 333-28769, 811-05626
                                            Filed under Rule 497(e)


                 GOLDEN AMERICAN LIFE INSURANCE COMPANY

                         PROSPECTUS SUPPLEMENT

                           February 23, 1999

                                to the
                     Prospectuses dated May 1, 1998
   as supplemented July 8, 1998, June 24, 1998 and August 18, 1998 for
       Deferred Combination Variable and Fixed Annuity Contracts
   (the "GOLDENSELECT/R/ DVA PLUS Prospectus," "GOLDENSELECT/R/ ACCESS Prospectus," "GOLDENSELECT/R/ ES II Prospectus," "GOLDENSELECT/R/ DVA
                           Prospectus," and
                 "GOLDENSELECT/R/ DVA Series 100"),

                                 the
                 Prospectuses dated May 1, 1998 for
          Flexible Premium Variable Life Insurance Policies
               (the "GOLDENSELECT/R/ Genesis I and
              GOLDENSELECT/R/ Genesis Flex Prospectus")

                              and to the
                   Prospectus dated December 7, 1998
                 as supplemented February 18, 1999 for
          Deferred Combination Variable and Fixed Annuity Contracts
               (the "GOLDENSELECT/R/ PREMIUM PLUS Prospectus")

                              and to the
                    Prospectus dated May 1, 1998
                  as supplemented July 17, 1998 for
                 Deferred Variable Annuity Contracts
                 (the "GRANITE PRIMELITE Prospectus")

                           CHANGE OF ADDRESS
    Effective March 19, 1999, the location of Golden American Life Insurance Company, The GCG Trust, Directed Services, Inc., the Trust's Manager and the Trust's and Golden American Life Insurance Company's Distributor, will be 1475 Dunwoody Drive, West Chester, PA 19380 or P.O. Box 2700, West Chester, PA 19380.

This supplement should be retained with your GoldenSelect/R/
Prospectus.

G3306-Move                                                  2/23/99